Taxation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Taxation Charge Based on Profits

Taxation charge based on profits for the year	2018 £m	2017 £m	2016 £m
UK current year charge	234	199	241
Rest of World current year charge	1,426	1,928	1,326
Credit in respect of prior periods	(492)	(508)	(149)

Total current taxation	1,168	1,619	1,418
Total deferred taxation	(414)	(263)	(541)

Total tax	754	1,356	877

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge

The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2018 £m	2018%	2017 £m	2017%	2016 £m	2016%
Profit before tax	4,800		3,525		1,939
UK statutory rate of taxation	912	19.0	679	19.25	388	20.0
Differences in overseas taxation rates	675	14.1	635	18.0	593	30.6
Benefit of intellectual property incentives	(522)	(10.9)	(458)	(13.0)	(321)	(16.5)
R&D credits	(73)	(1.5)	(75)	(2.1)	(93)	(4.8)
FV remeasurement of non-taxable put options	221	4.6	227	6.4	340	17.5
Tax losses where no benefit is recognised	24	0.5	28	0.8	(15)	(0.8)
Permanent differences on disposals and acquisitions	(7)	(0.1)	4	0.1	(21)	(1.1)
Other permanent differences	85	1.7	196	5.6	122	6.3
Re-assessments of prior year estimates	(436)	(9.1)	(475)	(13.5)	(116)	(6.0)
US and Swiss Tax Reform	(125)	(2.6)	595	16.9

Tax charge/tax rate	754	15.7	1,356	38.5	877	45.2

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income

Future tax charges, and therefore the Group’s effective tax rate, may be affected by factors such as acquisitions, disposals, restructuring, the location of research and development activity, tax regime reforms and resolution of open matters as tax affairs are brought up to date around the world.

	2018	2017	2016
Tax on items charged to equity and statement of comprehensive income	£m	£m	£m
Current taxation
Share-based payments	0	—	7
Defined benefit plans	(2)	26	32

	(2)	26	39

Deferred taxation
Share-based payments	2	(4)	—
Defined benefit plans	(144)	(247)	94
Fair value movements on cash flow hedges	(2)	—	2
Fair value movements on equity investments	10	29	51

	(134)	(222)	147

Total (charge)/credit to equity and statement of comprehensive income	(136)	(196)	186

Summary of Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra-Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total £m
At 1 January 2017	(377)	(2,324)	1,138	1,054	1,262	227	110	1,350	2,440
Exchange adjustments	(7)	75	—	(58)	(48)	(5)	(4)	(18)	(65)
Credit/(charge) to income statement	62	330	(52)	256	3	59	(1)	(88)	569
Credit/(charge) to income statement associated with US tax reform	5	116	(218)	(235)	(210)	(20)	(27)	(216)	(805)
Credit to income statement associated with Swiss tax reform	—	483	—	—	—	—	—	—	483
(Charge)/credit to statement of comprehensive income and equity	—	—	—	—	(247)	—	(4)	29	(222)

At 1 January 2018	(317)	(1,320)	868	1,017	760	261	74	1,057	2,400
Exchange adjustments	(6)	(4)	0	43	38	2	2	9	84
Credit/(charge) to income statement	(12)	365	(34)	(31)	33	183	(7)	(101)	396
Credit/(charge) to statement of comprehensive income and equity	0	0	0	0	(144)	0	2	8	(134)
Reclassification on disposal	0	0	0	0	7	1	0	(23)	(15)

At 31 December 2018	(335)	(959)	834	1,029	694	447	71	950	2,731

Summary of Net Temporary Differences Include Accrued Expenses	Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2018	2017
	£m	£m
Deferred tax assets	3,887	3,796
Deferred tax liabilities	(1,156)	(1,396)

	2,731	2,400

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

Deferred tax assets are recognised on US foreign tax credits only where it is probable that future taxable profits will be available. The net amount of foreign tax credits on which deferred tax has not been provided was £114 million at 31 December 2018 (2017 – £151 million).

	2018		2017
		Unrecognised		Unrecognised
		deferred tax		deferred tax
	Tax losses	asset	Tax losses	asset
Unrecognised tax losses	£m	£m	£m	£m
Trading losses expiring:
Within 10 years	678	148	802	187
More than 10 years	957	93	872	99
Available indefinitely	89	15	86	14

At 31 December	1,724	256	1,760	300

Capital losses expiring:
Available indefinitely	2,042	399	1,924	372

At 31 December	2,042	399	1,924	372